Share capital - Net parent investment (Details) - GBP (£)		6 Months Ended
	Jun. 10, 2021	Jun. 30, 2021
Disclosure of classes of share capital [line items]
Consideration for issuance of shares		£ 9,000,000
Transaction costs		0
Share premium.
Disclosure of classes of share capital [line items]
Consideration for issuance of shares		£ 9,000,000
A ordinary
Disclosure of classes of share capital [line items]
Shares issued during the period		23,220
Weighted average share price		£ 387.60
A ordinary | Share capital
Disclosure of classes of share capital [line items]
Consideration for issuance of shares		£ 0.2322
A ordinary | Share premium.
Disclosure of classes of share capital [line items]
Consideration for issuance of shares		£ 9,000,000
Z ordinary | American Airlines, Inc.
Disclosure of classes of share capital [line items]
Shares issued during the period	5,804
Weighted average share price	£ 2,884
Consideration for issuance of shares	£ 0.06
Z ordinary | Share premium. | American Airlines, Inc.
Disclosure of classes of share capital [line items]
Consideration for issuance of shares	£ 16,738,000